Financial risk management and financial instruments	12 Months Ended
Dec. 31, 2018
Financial risk management and financial instruments
Financial risk management and financial instruments

Note 2 Financial risk management and financial instruments

Through its operations, the Group is exposed to various financial risks such as currency risk, interest risk, liquidity risk and credit risk. Financial risk management is mainly centralized to the treasury function. The aim is to control and minimize the Group’s financial risks as well as financial costs, and optimize the relationship between risk and cost.

Tele2’s financial assets consist mainly of receivables from end customers, other operators and resellers and cash and cash equivalents. Tele2’s financial liabilities consist mainly of loans, bonds and accounts payables. Classification of financial assets and liabilities including their fair value is presented below.

	Dec 31, 2018
	Assets and liabilities
	at fair value through
	profit/loss
	Derivative
	instruments
	designated for		Other		Assets at	Financial	Total
	hedge		instruments		amortized	liabilities at	reported	Fair
SEK million	accounting		(level 3)		cost	amortized cost	value	value
Other financial assets	—		7	(1)	898	—	905	905
Accounts receivables	—		—		2,509	—	2,509	2,509
Other current receivables	33	(3)	—		2,364	—	2,397	2,397
Current investments	—		—		2	—	2	2
Cash and cash equivalents	—		—		404	—	404	404
Assets classified as held for sale	—		—		2,659	—	2,659	2,659
Total financial assets	33		7		8,836	—	8,876	8,876

Liabilities to financial institutions and similar liabilities	—		—		—	28,069	28,069	28,136	(3)
Other interest-bearing liabilities	113	(3)	15	(2)	—	109	237	237	(2),(3)
Accounts payable	—		—		—	3,004	3,004	3,004
Other current liabilities	—		—		—	689	689	689
Liabilities directly associated with assets classified as held for sale	—		764	(2)	—	1,361	2,125	2,113	(2),(3)
Total financial liabilities	113		779		—	33,232	34,124	34,179

	Dec 31, 2017
	Assets and			Derivative
	liabilities			instruments
	at fair value			designated for		Financial	Total
	through		Loans and	hedge		liabilities at	reported	Fair
SEK million	profit/loss		receivables	accounting		amortized cost	value	value
Other financial assets	1	(1)	658	—		—	659	659
Accounts receivables	—		2,224	—		—	2,224	2,224
Other current receivables	—		2,902	17	(3)	—	2,919	2,919
Current investments	—		3	—		—	3	3
Cash and cash equivalents	—		802	—		—	802	802
Assets classified as held for sale	—		2,243	—		—	2,243	2,243
Total financial assets	1		8,832	17		—	8,850	8,850

Liabilities to financial institutions and similar liabilities	—		—	—		10,546	10,546	10,629	(3)
Other interest-bearing liabilities	456	(2)	—	156	(3)	147	759	790	(2),(3)
Accounts payable	—		—	—		1,937	1,937	1,937
Other current liabilities	—		—	—		1,405	1,405	1,405
Liabilities directly associated with assets classified as held for sale	—		—	—		967	967	967
Total financial liabilities	456		—	156		15,002	15,614	15,728

	Dec 31, 2016
	Assets and			Derivative
	liabilities			instruments
	at fair value			designated for		Financial	Total
	through		Loans and	hedge		liabilities at	reported	Fair
	profit/loss		receivables	accounting		amortized cost	value	value
Other financial assets	1	(1)	1,407	—		—	1,408	1,408
Accounts receivables	—		2,784	—		—	2,784	2,784
Other current receivables	—		3,616	55	(3)	—	3,671	3,671
Current investments	—		21	—		—	21	21
Cash and cash equivalents	—		257	—		—	257	257
Total financial assets	1		8,085	55		—	8,141	8,141

Liabilities to financial institutions and similar liabilities	—		—	—		10,449	10,449	10,343	(3)
Other interest-bearing liabilities	124	(2)	—	217	(3)	242	583	597	(2,3)
Accounts payable	—		—	—		3,202	3,202	3,202
Other current liabilities	—		—	—		1,172	1,172	1,172
Total financial liabilities	124		—	217		15,065	15,406	15,314

For the determination of fair values on financial assets and liabilities the following levels, according to IFRS 13, and inputs have been used:

(1)	Level 3: measured at fair value through profit/loss, which on initial recognition were designated for this type of measurement. Discounted future cash flow models are used to estimate the fair value.
(2)	Level 3:
•

earn out Tele2 Kazakhstan. The fair value is based on the transaction entered into with Asianet and Kazakhtelecom. The valuation is based on discounted future cash flows on the assumptions further described in Note 36.

•	deferred consideration for business acquisitions is based on expected future cash flows, please refer to Note 26.
•

for the long-term incentive program IoTP, the fair value of the liability is determined with support from an independent valuation institute, please refer to Note 33 for information concerning the program.

(3)

Level 2: observable market data have been used as input to determine the fair value of interest-, fair value- and foreign exchange rate derivatives, loans with fixed interest rate and other non-current interest bearing liabilities valued at fair value at initial recognition with subsequent measurement at amortized cost.

Changes in financial assets and liabilities valued at fair value through profit/loss in level 3 is presented below.

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
SEK million	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
As of January 1	1	456	1	124	9	541
Business combinations, Com Hem	6	—	—	—	—	—
Changes in fair value:
- earn-out Kazakhstan(1)	—	332	—	332	—	100
- put-option Kazakhstan	—	—	—	—	—	(413)
Divestment of shares	—	—	—	—	(8)	—
Payment of liability	—	—	—	—	—	(125)
Other contingent considerations:
- paid	—	(12)	—	(8)	—	—
- other changes	—	3	—	8	—	24
Exchange rate differences(2)	—	—	—	—	—	(3)
As of the end of the period	7	779	1	456	1	124
(1)	Reported as discontinued operations, please refer to Note 36
(2)	Recognized in other comprehensive income

Since accounts receivables, accounts payables and other current liabilities are short-term, discounting of cash flows does not cause any material differences between the fair value and carrying value.

During the year no transfers were made between the different levels in the fair value hierarchy and no significant changes were made to valuation techniques, inputs used or assumptions.

From January 1, 2018, Tele2 adopted an expected credit loss model for financial assets triggered by IFRS 9. Please refer to Note 35 for more information on the changes due to the adoption of IFRS 9.

Tele2 Sweden transfers the right for payment of certain operating receivables to financial institutions. During 2018 the right of payment transferred to third parties without recourse or remaining credit exposure for Tele2 corresponded to SEK 1 516 (2017: 1,327 and 2016: 1,447) million and resulted in a positive effect on cash flow.

Net gains/losses on financial instruments, including assets- and  liabilities directly associated with assets classified as held for sale, amounted to SEK (509) (2017: (712) and 2016: 133) million, of which loan and trade receivables amounted to SEK (176) (2017: (378) and 2016: (173)) million, derivatives to SEK (1) (2017: (3) and 2016: (5)) million and financial assets and liabilities at fair value through profit/loss to SEK (332) (2017: (331) and 2016: 311) million.

The Group has derivative contracts which are covered by master netting agreements. That means a right exists to set off assets and liabilities with the same party, which is not reflected in the accounting where gross accounting is applied. The value of reported derivatives at December 31, 2018 amounted on the asset side to SEK 33 (2017: 17 and 2016: 55) million and on the liabilities side to SEK 113 (2017: 156 and 2016: 217) million of which SEK 7 (2017: - and 2016: 8) million can be netted against the asset side.

Capital structure management

The Tele2 Group’s view on capital structure management (equity and net debt) incorporates several inputs, of which the main items are listed below.

•	The Board of Directors of Tele2 have set the following policies for financial leverage and shareholder remuneration:

•	Tele2 will seek to operate within an economic net debt/adjusted EBITDA range of between 2.5-3.0x and maintain investment grade credit metrics
•	Tele2’s policy will aim to maintain target leverage by distributing capital to shareholders through:
•	An ordinary dividend of at least 80 percent of equity free cash flow; and
•	Extraordinary dividends and/or share repurchases, based on remaining equity free cash flow, proceeds from asset sales and re-leveraging of EBITDA growth
•	On a continuous basis, Tele2 will diversify its financing both in terms of duration and funding sources. A stable financial position is important in order to minimize refinancing risk.

The Board of Directors reviews the capital structure annually and as needed.

Currency risk

Currency risk is the risk of changes in exchange rates having a negative impact on the Group’s result and equity. Currency exposure is associated with payment flows in foreign currency (transaction exposure) and the translation of foreign subsidiaries’ balance sheets and income statements to SEK (translation exposure).

The Group does not generally hedge transaction exposure. When considered appropriate, the translation exposure related to some investments in foreign operations is hedged by issuing debt or entering into derivative transactions in the currencies involved. The hedges of net investments in foreign operations were 100 percentage effective in 2017 and 2018 and hence no ineffectiveness was recognized in the income statement. In the hedge reserve in equity the total amount related to net investment hedges amounts to SEK (714) (2017: (592) and 2016: (516)) million. On December 31, 2017 Tele2 had outstanding currency swaps designated for net investment hedging amounting to EUR 215 (2016: 215) million. The reported fair value on the currency swaps amounted to SEK 17 (2016: 51) million and became due in 2018. Tele2 had on December 31, 2016, an outstanding bond of NOK 178 million which was hedged for currency exposure via currency swaps, which reported fair value amounted to SEK -4 million. The NOK bond as well as the currency swaps became due in 2017.

On December 31, 2018 the Group had outstanding currency derivatives as economic hedges of loans in EUR amounting to EUR 830 million. The derivatives hedge monetary items thus hedge accounting is not applied. The reported fair value on the derivatives amounted to SEK 16 (2017: - and 2016: -) million net.

After taking into account currency derivatives, the borrowings in SEK million are carried in the following currencies (equivalent SEK amounts).

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
SEK(1),(3)	23,606	6,914	6,928
EUR(1)	4,403	3,386	3,454
HRK	60	—	67
KZT(2)	—	246	—
Total loans	28,069	10,546	10,449
(1)	Including adjustment for currency derivatives designated to swap loans in SEK to EUR of SEK - (2017: 2,113 and 2016: 2,052) million and EUR to SEK of SEK 8,528 (2017: - and 2016: -) million
(2)	Loans guaranteed by the shareholder with non-controlling interest, which in 2018 were reclassified to “Liabilities directly associated with assets classified as held for sale”
(3)	Dec 31, 2016, including adjustment for currency swaps designated to swap loans in NOK to SEK of SEK (188)

In 2018, 71 (2017: 71 and 2016: 69) percent of net sales is related to SEK and 21 (2017: 21 and 2016: 23) percent to EUR. For other currencies please refer to Note 3 . During the year, Tele2’s results were foremost affected by fluctuations in EUR.

The Group’s total net assets on December 31, 2018 of SEK 36,362 (2017: 17,132 and 2016: 18,473) million were distributed by currency in SEK million as follows (including loan and currency derivatives).

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
SEK	23,132	2,844	3,178
EUR(1)	9,726	10,906	12,170
KZT	2,050	2,511	2,272
HRK	1,324	888	853
USD	130	-17	—
Total	36,362	17,132	18,473
(1)	Loans and derivatives denominated in EUR designated for net investment hedging are included by SEK 3,339 (2017: 3,393 and 2016: 3,463) million

A  five percent currency fluctuation against the Swedish krona would affect the Group’s total net assets by SEK 662 (2017: 714 and 2016: 765) million. A strengthening of the SEK towards other currencies would impact net assets negatively.

Interest rate risk

Tele2 monitors interest market trends and decisions to change the interest duration strategy are assessed regularly. Loans exposed to changes in interest rates over the next 12-months (i.e. short fixed interest rates) amounted to SEK 12,492 (2017: 4,318 and 2016: 5,393) million, carrying value, corresponding to 44 (2017: 38 and 2016: 49) percent of outstanding debt balance at the end of the year. Calculated at variable interest-bearing liabilities at December 31, 2018 and assuming that loans carrying short fixed interest rates were traded per January 1, 2018 to 1 percent higher interest rate and this rate was constant for 12 months, this would result in an additional interest expense for 2018 of SEK 125 (2017: 43 and 2016: 42) million, and affect profit/loss after tax by SEK 97 (2017: 34 and 2016: 42) million and other comprehensive income positively in 2018 by SEK 54 million. For additional information please refer to Note 26.

The capital amount of outstanding interest rate derivatives on December 31, 2018 amounts to SEK 3.2 billion converting variable interest rate to fixed interest rate and EUR 250 million (SEK 2.6 billion) converting fixed rate to floating. The cash flows related to outstanding interest rate derivative is expected to affect the income statement during the remaining duration of the interest rate swaps. Official market listings have been used to determine the fair value of interest rate derivatives. The Group will settle the difference between the fixed and floating interest rate on a net basis.

Outstanding interest rate derivatives for cash flow and fair value hedging are presented below.

		Fixed			Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
		interest			Capital		Capital		Capital
		rate terms			amount,	Reported	amount,	Reported	amount,	Reported
Type of hedge	Currency	%	Maturity		nominal	fair value	nominal	fair value	nominal	fair value
Cash flow	SEK	2.6125	2021	(1)	1,400	(73)	1,400	(108)	1,400	(144)
Cash flow	SEK	1.9695	2021	(1)	300	(12)	300	(18)	300	(23)
Cash flow	SEK	0.695	2021	(1)	300	(4)	300	(6)	300	(8)
Cash flow	SEK	1.9495	2021	(1)	200	(8)	200	(12)	200	(15)
Cash flow	SEK	2.1575	2020		250	(7)	250	(12)	250	(18)
Cash flow	SEK	0.148	2021		700	(1)	700	—	700	(1)
Summary of cash flow hedges	SEK				3,150	(105)	3,150	(156)	3,150	(209)

Fair value	EUR	2.125	2028		125	4	—	—
Fair value	EUR	2.125	2028		125	5	—	—
Summary of fair value hedges	EUR				250	9	—	—
Total outstanding interest rate derivatives						(96)		(156)		(209)
(1)	The interest rate derivatives have been renegotiated in 2016

The total effective change in fair values on the interest rate derivatives designated for cash flow hedging recognized in other comprehensive income amounted to SEK (16) (2017: 16 and 2016: (52)) million. Of the total change in fair value SEK 67 (2017: 37 and 2016: 38) million including ineffectiveness was reclassified to the income statement and included in interest expenses for the year.

Liquidity risk

The Group’s excess liquidity is invested on a short-term basis or used for loan repayments. Liquidity reserves consist of available cash, undrawn committed credit facilities and committed overdraft facilities. At the end of 2018, the Group had available liquidity reserves of SEK 9.5 (2017: 10.7 and 2016: 10.0) billion, for the short-term current assets are included. For additional information please refer to Note 24.

At present, Tele2 has a credit facility with a syndicate of ten banks. In January 2019, the facility was extended by one year to 2024 and has one remaining one year extension option. The facility amounts to EUR 760 million and was unutilized on December 31, 2018.

Tele2 AB’s EUR 5 billion Euro Medium-Term Note (EMTN) Program forms the basis for Tele2’s medium and long term debt issuance in both international and domestic bond markets. On December 31, 2018 issued bonds under the Program amounted to SEK 20,580 (2017: 8,534 and 2016: 8,390) million. For additional information please refer to Note 26.

Undiscounted contractual commitments are presented below. The contractual maturity is based on the earliest date on which the Group may be required to pay.

	Dec 31, 2018
		Within
	Note	1 year	1-3 years	3-5 years	After 5 years	Total
Financial liabilities(1)	26	10,548	5,961	4,972	12,419	33,900
Commitments, other	30	4,323	1,948	34	60	6,365
Operating leases	31	1,546	1,311	799	970	4,626
Total contractual commitments		16,417	9,220	5,805	13,449	44,891

	Dec 31, 2017
		Within
	Note	1 year	1-3 years	3-5 years	After 5 years	Total
Financial liabilities(1)	26	4,217	2,544	6,108	2,616	15,485
Commitments, other(2)	30	2,187	4,535	56	80	6,858
Operating leases(2)	31	891	955	516	1,143	3,505
Total contractual commitments		7,295	8,034	6,680	3,839	25,848

	Dec 31, 2016
		Within
	Note	1 year	1-3 years	3-5 years	After 5 years	Total
Financial liabilities(1)	26	7,918	1,854	3,721	2,838	16,331
Commitments, other(2)	30	1,200	157	59	136	1,552
Operating leases(2)	31	866	893	465	1,114	3,338
Total contractual commitments		9,984	2,904	4,245	4,088	21,221
(1)	including future interest payments. Within 1 year includes derivatives of SEK 113 (2017: 156 and 2016: 217) million
(2)

Dec 31, 2017 and Dec 31, 2016, have been adjusted to exclude commitments and operating leases related to the operations in Kazakhstan held for sale. In addition, operating leases have been restated (Note 31).

Credit risk

Tele2’s credit risk is mainly associated with accounts receivables, receivables related to sold equipment (handsets) and cash and cash equivalents. The Group regularly assesses its credit risk arising from accounts receivables and receivables related to sold equipment. As the customer base is highly diversified and includes individuals and companies, the exposure and associated overall credit risk is limited. Whenever favourable, companies within the Group are entitled to sell overdue receivables to debt collection agencies either as a one-time occasion or on ongoing basis. The Group makes provisions for expected credit losses, please refer to Note 20.

Maximum credit exposure for accounts receivables amounts to SEK 2,509 (2017: 2,224 and 2016: 2,784) million and receivables related to sold equipment to SEK 2,745 (2017: 2,429 and 2016 3,811) million. In addition assets classified as held for sale includes accounts receivables and receivables related to sold equipment by maximum credit exposure of SEK 406 (2017: 385 and 2016: -) and 1,599 (2017: 1,426 and 2016: -) million respectively.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparty are banks with high credit-ratings assigned by international credit-rating agencies. The company has entered into ISDA agreements for derivative contracts with all counterpart banks that have derivatives with the company. Under the terms of these arrangements, only where certain credit events occur (such as default), the net position owing/receivable to a single counterparty in the same currency will be taken as owing and all the relevant arrangements terminated. As Tele2 presently does not have legally enforceable right to set off, these amounts have not been offset in the balance sheet. A Credit Support Annex (CSA) has in some cases also been entered into with counterparts. Under CSA agreements the parties agree to exchange collateral corresponding to the market value of outstanding derivatives. Maximum credit exposure for liquid funds amounts to SEK 404 (2017: 802 and 2016: 257) million and derivatives to SEK 33 (2017: 17 and 2016: 47) million.